Consolidated Statements of Income $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($) $ / shares	Dec. 31, 2019 CLP ($) $ / shares	Dec. 31, 2018 CLP ($) $ / shares
OPERATING INCOME
Interest income	$ 2,232,327	$ 2,321,381	$ 2,244,317
Interest expense	(638,479)	(904,417)	(829,949)
Net interest income	1,593,848	1,416,964	1,414,368
Fee and commission income	451,162	498,658	484,463
Fee and commission expense	(183,884)	(211,572)	(193,578)
Net fee and commission income	267,278	287,086	290,885
Net income (expense) from financial operations	90,800	(78,165)	53,174
Net foreign exchange gain	58,997	279,857	51,908
Other operating income	8,206	13,001	23,129
Net operating profit before provision for loan losses	2,019,129	1,918,743	1,833,464
Provision for loan losses	(478,264)	(323,311)	(317,408)
NET OPERATING INCOME	1,540,865	1,595,432	1,516,056
Personnel salaries and expenses	(408,670)	(410,157)	(397,564)
Administrative expenses	(250,450)	(233,612)	(245,089)
Depreciation and amortization	(109,426)	(106,092)	(79,280)
Impairment of property, plant, and equipment	(638)	(2,726)	(39)
Other operating expenses	(77,806)	(49,303)	(32,342)
Total operating expenses	(846,990)	(801,890)	(754,314)
OPERATING INCOME	693,875	793,542	761,742
Income from investments in associates and other companies	1,388	1,146	1,324
Income from continuing operations before tax	695,263	794,688	763,066
Income tax expense	(142,533)	(175,074)	(167,144)
Result of continuing operations	552,730	619,614	595,922
Result of discontinued operations		1,699	3,771
NET INCOME FOR THE YEAR	552,730	621,313	599,693
Attributable to:
Shareholders of the Bank	547,614	619,091	595,333
Non-controlling interest	$ 5,116	$ 2,222	$ 4,360
Earnings per share from continued operations attributable to shareholders of the Bank:
Basic earnings (in Pesos per share) | (per share)	$ 2.906	$ 3.276	$ 3.139
Diluted earnings (in Pesos per share) | (per share)	2.906	3.276	3.139
Earnings per share from discontinued operations attributable to shareholders of the Bank:
Basic earnings (in Pesos per share) | (per share)		0.009	0.020
Diluted earnings (in Pesos per share) | (per share)		0.009	0.020
Earnings per share attributable to shareholders of the Bank:
Basic earnings (in Pesos per share) | (per share)	2.906	3.285	3.159
Diluted earnings (in Pesos per share) | (per share)	$ 2.906	$ 3.285	$ 3.159